Accrued expenses	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses	Accrued expenses
Accrued expenses comprise of:

(in millions of $)	December 31, 2025	December 31, 2024
Accrued interest (1)	4.6	5.4
Accrued operating expenses	0.8	0.8
Cash distributions payable (2)	—	0.4
Other accrued expenses (3)	1.0	0.6
	6.4	7.2

(1) Accrued interest relates to unpaid interest on the sale and leaseback facilities for “Mount Bandeira”, “Mount Elbrus”, “Mount Hua”, “Mount Matterhorn”, “Mount Neblina”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Bareboat payments on the leases for these vessels are paid in arrears.

(2) In December 2024, the Board approved a cash distribution of $0.01 per share for November 2024, which was paid in January 2025.

(3) Other accrued expenses include accruals for commissions, audit fees, legal fees and management fees.